OTHER NON-INTEREST INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2010
Other Non-Interest Income and Expenses (Tables) [Abstract]
Schedule Of Other Noninterest Income [Table Text Block]
Schedule of other noninterest income

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Gain on early payments to merchants - credit cards	1,203	869	63
Indexation charges of other assets	1,199	1,272	1,295
Gains and losses on sale of foreclosed assets, premises and equipment and investments in unconsolidated companies	176	476	343
Gains on sale of equity interest (1) (2)	-	370	279
Other	176	106	64
Gain on exchange of shares of Bovespa Holding S.A. (3)	-	-	424
Recovery of expenses	120	334	174
Deposits related to commissions	102	30	1
Remeasurement of equity interest held in Redecard S.A. (Note 3b)	-	4,530	-
Gain on exchange of equity interest in PSIUPAR (Note 3c)	-	936	-
Bargain purchase gain on acquisition of Unibanco and Unibanco Holdings (Note 3a)	-	830	-
Other	735	833	103
Total	3,535	10,110	2,403
 (1) Gain on sale of investments in Visa in the amount of R$ 345 and in Allianz in the amount of R$ 25 during 2009.
 (2) Gain on sale of investments in Mastercard and Visa during 2008.
 (3) During 2008, Bovespa Holding S.A. (Bovespa Holding) and Bolsa de Mercadorias & Futuros – BM&F S.A. (BM&F) entered into a business combination in which BM&F was considered the accounting acquirer. In accordance with ASC 325-20-30 upon the exchange of our shares of Bovespa Holding, that were classified as available-for-sale, for shares of the combined entity we recognized a gain of R$ 424 corresponding to the difference between the cost and the fair value of the shares of Bovespa Holding as of the date of the exchange and such fair value as of the date of exchange became our new cost basis for the shares received.

Schedule Of Other Noninterest Expense [Table Text Block]
Schedule of other noninterest expense

	01/01 to 12/31/2010	01/01 to 12/31/2009	01/01 to 12/31/2008
Contingent liabilities (Note 30b)	2,907	2,535	2,440
Taxes on services, revenue and other taxes	4,842	4,066	2,166
Credit card related expenses	1,604	1,136	553
Losses from third-party frauds	571	622	345
Contributions to the Fundo Garantidor de Crédito (Brazilian deposit guarantee fund)	264	266	122
Reimbursement in connection with acquisitions	72	-	190
Loss on sale of foreclosed assets, premises and equipment in unconsolidated companies	55	42	37
Payment related to exclusivity obligation - CBD (Note 34)	-	550	-
Other than temporary impairment on available-for-sale securities	20	56	53
Other	891	1,066	269
TOTAL	11,226	10,339	6,174